UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2003

Check here if Amendment [  ];       Amendment Number -----------------

This Amendment (Check only one):             [  ]     is a restatement,
                                             [  ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             CJ Capital Management, LLC
Address:          231 South Bemiston, Suite 750
                  St. Louis, Missouri 63105


Form 13F File Number:      28-10055


     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

         Person Signing this Report on Behalf of Reporting Manager:

         Name:    C. Dennis Kemper

         Title:   President

         Phone:   (314) 863-0755

         Signature, Place, and Date of Signing:

         /s/ C. Dennis Kemper     St. Louis, Missouri        2/13/04
         --------------------     -------------------     -----------------
         [Signature]                [City, State]              [Date]

         Report Type (Check only one):

         [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

         [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

         [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

         Number of Other Included Managers:                   -0-

         Form 13F Information Table Entry Total:              95

         Form 13F Information Table Value Total:         $84,701,000.00

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None.



                                                      FORM 13F INFORMATION TABLE

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          Column 1       Column 2     Column 3      Column 4          Column 5          Column 6    Column 7        Column 8
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Names of Issuer          Title of      CUSIP         Value       Shrs or  Sh/  Pct/    Investment    Other    Sole   Shared   None
                          Class                     (X 1000)     Prn Amt  Prn  Call    Discretion   Managers
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


3 M Company              Common       88579Y101         952      11,196   Sh               Sole              11,196
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Altria Group Inc.        Common       718154107         479       8,800   Sh               Sole               8,800
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American
Express Co               Common       025816109       2,642      54,789   Sh               Sole              54,789
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American Intl.
Group Inc                Common       026874107       1,080      16,293   Sh               Sole              16,293
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American Std
Cos. Inc                 Common       029712106         211       2,100   Sh               Sole               2,100
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Amgen Inc                Common       031162100         651      10,530   Sh               Sole              10,530
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Analog Devices
Inc                      Common       032654105         568      12,450   Sh               Sole              12,450
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Anheuser Busch Cos
Inc                      Common       035229103      14,301     271,461   Sh               Sole             271,461
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Arotech Corp.            Common       042682104         123      67,500   Sh               Sole              67,500
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Automatic Data
Processing Inc           Common       053015103         463      11,680   Sh               Sole              11,680
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Axeda Systems
Inc                      Common       054959101         408     300,286   Sh               Sole             300,286
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Bae Systems
Pl Ord                   Common       G06940103         150      50,000   Sh               Sole              50,000
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Bank of America
Corporation              Common       060505104       1,046      13,006   Sh               Sole              13,006
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BEA Systems Inc.         Common       073325102         185      15,000   Sh               Sole              15,000
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Berkshire
Hathaway Inc Del         CLB          084670207       1,810         643   Sh               Sole                 643
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Boeing Co                Common       097023105         442      10,497   Sh               Sole              10,497
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BP PLC Adr F             Sponsored    055622104         713      14,455   Sh               Sole              14,455
                         ADR
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Brinker
International Inc.       Common       109641100         531      16,000   Sh               Sole              16,000
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Bristol Myers
Squibb Co                Common       110122108         272       9,504   Sh               Sole               9,504
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Chevrontexaco
Corp                     Common       166764100         453       5,247   Sh               Sole               5,247
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Cisco Sys Inc            Common       17275R102       3,169     130,450   Sh               Sole             130,450
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Citigroup Inc            Common       172967101         402       8,272   Sh               Sole               8,272
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Coca Cola Co             Common       191216100         320       6,300   Sh               Sole               6,300
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Colgate
Palmolive Co             Common       194162103         275       5,500   Sh               Sole               5,500
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Comcast CP
Spec CLA                 Common       200300200         250       8,000   Sh               Sole               8,000
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ConocoPhillips           Common       20825C104         271       4,127   Sh               Sole               4,127
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Danaher Corp
Del                      Common       235851102         729       7,950   Sh               Sole               7,950
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Disney Walt Co.          Common       254687106       1,491      63,900   Sh               Sole              63,900
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EMC Corp.                Common       268648102         159      12,290   Sh               Sole              12,290
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Emerson Elec
Co                       Common       291011104       1,286      19,854   Sh               Sole              19,854
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Enbridge Energy
Ptr LP                   Common       29250R106         250       5,000   Sh               Sole               5,000
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Engineered
Support Sys              Common       292866100         264       4,800   Sh               Sole               4,800
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Exxon Mobil
Corp                     Common       30231G102       2,097      51,136   Sh               Sole              51,136
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Federal Natl
Mtg Assn                 Common       313586109         450       6,000   Sh               Sole               6,000
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FedEx Corp               Common       31428X106         581       8,600   Sh               Sole               8,600
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FHLMC Vtg Com            Common       313400301       1,481      25,400   Sh               Sole              25,400
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Flextronics
Intl Ltd                 Common       Y2573F102         178      12,000   Sh               Sole              12,000
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Gannett Co               Common       364730101         892      10,000   Sh               Sole              10,000
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General Dynamics
Corp                     Common       369550108         271       3,000   Sh               Sole               3,000
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General Elec Co          Common       369604103       1,855      59,888   Sh               Sole              59,888
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Gillette Co              Common       375766102         638      17,360   Sh               Sole              17,360
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Glaxosmithkline
PLC                      Common       37733W105         331       7,100   Sh               Sole               7,100
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Guidant Corp             Common       401698105         574       9,530   Sh               Sole               9,530
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Home Depot Inc           Common       437076102       1,863      52,500   Sh               Sole              52,500
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Hugoton RTY
TR TEX                   Unit Ben Int 444717102         569      26,000   Sh               Sole              26,000
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Intel Corp               Common       458140100       2,308      71,690   Sh               Sole              71,690
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International
Business Machs           Common       459200101       1,280      13,810   Sh               Sole              13,810
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Intuit inc.              Common       461202103         212       4,000   Sh               Sole               4,000
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iShares GS
Corp. Bond               Common       464287242         516       4,667   Sh               Sole               4,667
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iShares Cohen
& St Rlty                Common       464287564         450       4,245   Sh               Sole               4,245
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iShares Russ
2000                     Common       464287655         288       2,600   Sh               Sole               2,600
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iShares Russ
2000 Val                 Common       464287630       1,337       8,335   Sh               Sole               8,335
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iShares S&P
Midcp 400                Common       464287507       1,069       9,290   Sh               Sole               9,290
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iShares S&P
Smcap 600                Common       464287804         208       1,550   Sh               Sole               1,550
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iShares DJ
US Utilities             Common       464287697         559       9,705   Sh               Sole               9,705
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iShares DJ
US Real Est              Common       464287739         529       5,318   Sh               Sole               5,318
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Johnson &
Johnson                  Common       478160104       2,387      46,200   Sh               Sole              46,200
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Joy Global
Inc.                     Common       481165108         282      10,800   Sh               Sole              10,800
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JP Morgan Chase          Common       46625H100         228       6,214   Sh               Sole               6,214
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L-3 Comm Hldgs           Common       502424104         205       4,000   Sh               Sole               4,000
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Liberty Media
Corp                     Common       530718105         119      10,000   Sh               Sole              10,000
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Magellan
Midstrm Ptrs             Common       571748102         250       5,000   Sh               Sole               5,000
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Marsh & McLennan
Cos Inc                  Common       571748102         287       6,000   Sh               Sole               6,000
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May Dept. Stores         Common       577778103         340      11,682   Sh               Sole              11,682
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McDonald's Corp          Common       580135101         506      20,360   Sh               Sole              20,360
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McGraw-Hill
Cos Inc                  Common       580645109         860      12,300   Sh               Sole              12,300
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Measurement
Special                  Common       583421102         229      11,200   Sh               Sole              11,200
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Medco Health
Solutions                Common       58405U102         232       6,823   Sh               Sole               6,823
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Medtronic Inc            Common       585055106         685      14,100   Sh               Sole              14,100
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Merck & Co Inc           Common       589331107       1,277      27,644   Sh               Sole              27,644
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Microsoft Corp           Common       594918104       1,369      49,704   Sh               Sole              49,704
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Morgan Stnly
Dn Witter                Common       617446448         260       4,500   Sh               Sole               4,500
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Motorola Inc             Common       620076109         465      33,060   Sh               Sole              33,060
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Oracle Corp              Common       68389X105         303      22,950   Sh               Sole              22,950
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Pepsico Inc              Common       713448108         518      11,115   Sh               Sole              11,115
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Pfizer Inc               Common       717081103       3,471      98,255   Sh               Sole              98,255
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PMI Group
Inc                      Common       69344M101         212       5,690   Sh               Sole               5,690
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Procter &
Gamble Co                Common       742718109       1,658      16,597   Sh               Sole              16,597
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Qualcomm Inc.            Common       747525103         279       5,175   Sh               Sole               5,175
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S&P Midcap
400 Ser 1                Common       595635103       3,579      33,960   Sh               Sole              33,960
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SBC
Communications           Common       78387G103         257       9,851   Sh               Sole               9,851
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Schnitzer
Steel Ind CLA            Common       806882106         248       4,100   Sh               Sole               4,100
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Sprint Corp              Com Fon      852061100         585      35,600   Sh               Sole              35,600
                         Group
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Target Corp              Common       87612E106         716      18,650   Sh               Sole              18,650
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Thermo Electron
Corp                     Common       883556102         365      14,500   Sh               Sole              14,500
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Tyco Intl Ltd            Common       902124106         486      18,334   Sh               Sole              18,334
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VerticalNet
Inc Res                  Common       92532L206          26      22,006   Sh               Sole              22,006
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Viacom Inc
NVtg CLB                 Common       925524308         222       5,000   Sh               Sole               5,000
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W Holding
Co., Inc.                Common       929251106         286      15,377   Sh               Sole              15,377
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Wal-Mart
Stores Inc               Common       931142103       2,449      46,172   Sh               Sole              46,172
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Walgreen Co              Common       931422109         997      27,392   Sh               Sole              27,392
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Whole Foods
Mkt Inc                  Common       966837106         558       8,305   Sh               Sole               8,305
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Wyeth                    Common       983024100         249       5,862   Sh               Sole               5,862
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Xilinx Inc.              Common       983919101         318       8,200   Sh               Sole               8,200
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Zoltec
Co., Inc                 Common       98975W104          56      11,000   Sh               Sole              11,000
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